Employee benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee benefits
Schedule of employee benefits
	2024	2023
Salary	3,331	10,286
Labor provisions (vacation)	16,918	16,481
Provision for bonus	157	22,578
Other obligations	636	539
Long-term benefits (a)	2,124	816
Total	23,166	50,700

Current	21,109	50,085
Non-current	2,056	615

(a)	Effect of the provision for taxes to be paid on the delivery of restricted Class A common shares (“RSU”) of the plan described in Note 20.